Capital Commitments - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of capital commitments [Line Items]
Commitments to purchase property, plant and equipment	$ 184	$ 137
2022 [Member]
Disclosure of capital commitments [Line Items]
Commitments to purchase property, plant and equipment	97
2023 [Member]
Disclosure of capital commitments [Line Items]
Commitments to purchase property, plant and equipment	36
2024 [Member]
Disclosure of capital commitments [Line Items]
Commitments to purchase property, plant and equipment	$ 35